UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549


                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2007 Check here if Amendment [ ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Philadelphia Investment Management Company
Address:   105 Clarke Avenue
           Pocomoke, MD  21851

13F File Number:  801-26332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Shettle
Title:     President
Phone:     410-957-4181
Signature, Place, and Date of Signing:

   William M. Shettle     Pocomoke, Maryland   October 30, 2007


Report Type  (Check only one.):

[  X]        13F HOLDINGS REPORT.
[   ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   100

Form 13F Information Table Value Total:   $46189



List of Other Included Managers:

 No.    13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Comcast Corp. 7% Notes due 5/1 PFD              20030N309      319    12675 SH       SOLE                    12675
Genl. Mills Pfd.               PFD              524908563      290    10915 SH       SOLE                    10915
HSBC Hldgs. plc 6.20% Ser. A   PFD              404280604      214     9625 SH       SOLE                     9625
1st Commonwealth Finl          COM              319829107      300    27145 SH       SOLE                    27145
3M Company                     COM              88579Y101      633     6765 SH       SOLE                     6765
A.J. Gallagher                 COM              363576109      220     7600 SH       SOLE                     7600
AT&T                           COM              00206R102      254     6010 SH       SOLE                     6010
Amer. Finl. Realty Tr.         COM              02607P305      222    27610 SH       SOLE                    27610
American Intl. Group           COM              026874107      589     8708 SH       SOLE                     8708
Amgen Inc.                     COM              031162100      944    16685 SH       SOLE                    16685
Anheuser-Busch Cos.            COM              035229103      643    12855 SH       SOLE                    12855
Argon ST, Inc.                 COM              040149106      249    12580 SH       SOLE                    12580
Auto. Data Processing          COM              053015103      658    14323 SH       SOLE                    14323
Avon Products Inc.             COM              054303102      797    21240 SH       SOLE                    21240
BHP Billiton Ltd.              COM              088606108      685     8710 SH       SOLE                     8710
Bank of America                COM              060505104     1081    21500 SH       SOLE                    21500
Brady Corp., Cl. A             COM              104674106      212     5910 SH       SOLE                     5910
CB Richard Ellis Group         COM              12497T101      290    10410 SH       SOLE                    10410
CVS Caremark Corp.             COM              126650100      579    14617 SH       SOLE                    14617
Cadbury Schweppes              COM              127209302      567    12185 SH       SOLE                    12185
Caterpillar                    COM              149123101      417     5320 SH       SOLE                     5320
Ceradyne Inc.                  COM              156710105      223     2950 SH       SOLE                     2950
Chevron Corp.                  COM              166764100      255     2720 SH       SOLE                     2720
Citigroup, Inc.                COM              172967101      359     7703 SH       SOLE                     7703
Citizens Communications        COM              17453B101      400    27915 SH       SOLE                    27915
Colgate-Palmolive Co.          COM              194162103      603     8460 SH       SOLE                     8460
Compass Minerals Intl.         COM              20451N101      400    11750 SH       SOLE                    11750
ConocoPhillips                 COM              20825C104      660     7520 SH       SOLE                     7520
Diebold Inc.                   COM              253651103      595    13110 SH       SOLE                    13110
DuPont (E.I.)                  COM              263534109      626    12622 SH       SOLE                    12622
Duke Energy                    COM              26441C105      381    20397 SH       SOLE                    20397
EDO Corporation                COM              281347104      206     3675 SH       SOLE                     3675
EMCOR Group Inc.               COM              29084Q100      321    10250 SH       SOLE                    10250
Eli Lilly                      COM              532457108      297     5210 SH       SOLE                     5210
Entercom Communications        COM              293639100      254    13120 SH       SOLE                    13120
Exxon Mobil Corp.              COM              30231G102     1912    20661 SH       SOLE                    20661
Fifth Third Bancorp            COM              316773100      453    13371 SH       SOLE                    13371
First Cash Finl. Svcs.         COM              31942D107      257    10960 SH       SOLE                    10960
Gatehouse Media                COM              367348109      486    38090 SH       SOLE                    38090
General Electric               COM              369604103      912    22030 SH       SOLE                    22030
Graco Inc.                     COM              384109104      213     5449 SH       SOLE                     5449
Gruma S.A.B. de C.V.           COM              400131306      257    19585 SH       SOLE                    19585
Harsco Corp.                   COM              415864107      273     4610 SH       SOLE                     4610
Herley Industries              COM              427398102      288    19335 SH       SOLE                    19335
Hewlett-Packard Co.            COM              428236103      411     8260 SH       SOLE                     8260
Home Depot Inc.                COM              437076102      280     8633 SH       SOLE                     8633
II-VI Inc.                     COM              902104108      355    10270 SH       SOLE                    10270
Int'l Business Machines        COM              459200101      247     2100 SH       SOLE                     2100
Intel Corp.                    COM              458140100      402    15531 SH       SOLE                    15531
Johnson & Johnson              COM              478160104     1353    20599 SH       SOLE                    20599
Kimberly-Clark                 COM              494368103      242     3450 SH       SOLE                     3450
Kinder Morgan Mgmt             COM              49455U100      318     6811 SH       SOLE                     6811
Lexmark Intl.                  COM              529771107      417    10030 SH       SOLE                    10030
Mattel Inc.                    COM              577081102      499    21270 SH       SOLE                    21270
Medtronic Inc.                 COM              585055106      646    11455 SH       SOLE                    11455
Met-Pro Corp.                  COM              590876306      268    16562 SH       SOLE                    16562
Microsoft Corp.                COM              594918104     1202    40812 SH       SOLE                    40812
Miv Therapeutics               COM              55306V106        4    10000 SH       SOLE                    10000
Moog, Inc., Cl. A              COM              615394202      300     6835 SH       SOLE                     6835
NY Cmnty Bancorp               COM              649445103      413    21670 SH       SOLE                    21670
Nabors Industries              COM              G6359F103      452    14703 SH       SOLE                    14703
Natl. Penn Bancshares          COM              637138108      347    21222 SH       SOLE                    21222
Nautilus, Inc.                 COM              63910B102      112    14100 SH       SOLE                    14100
NetGear                        COM              64111Q104      304     9990 SH       SOLE                     9990
Newell Rubbermaid              COM              651229106      216     7505 SH       SOLE                     7505
Novartis AG                    COM              66987V109      559    10175 SH       SOLE                    10175
OSI Systems Inc.               COM              671044105      265    11790 SH       SOLE                    11790
Pepco Hldgs Inc.               COM              713291102      248     9150 SH       SOLE                     9150
PepsiCo Inc.                   COM              713448108      839    11449 SH       SOLE                    11449
Pfizer Inc.                    COM              717081103      749    30673 SH       SOLE                    30673
Pitney Bowes Inc.              COM              724479100      267     5870 SH       SOLE                     5870
Procter & Gamble               COM              742718109      889    12645 SH       SOLE                    12645
QUALCOMM Inc.                  COM              747525103      322     7620 SH       SOLE                     7620
RGC Resources                  COM              74955L103      244     9239 SH       SOLE                     9239
Raven Industries               COM              754212108      260     6490 SH       SOLE                     6490
Reddy Ice Hldgs.               COM              75734R105      370    14050 SH       SOLE                    14050
Regal Entertainment            COM              758766109      621    28280 SH       SOLE                    28280
SAIC, Inc.                     COM              78390x101      675    35160 SH       SOLE                    35160
Simon Property Group           COM              828806109      458     4584 SH       SOLE                     4584
Sony Corp.                     COM              835699307      441     9168 SH       SOLE                     9168
Spectra Energy                 COM              847560109      403    16465 SH       SOLE                    16465
Sprint Nextel                  COM              852061100      630    33150 SH       SOLE                    33150
Standard Register              COM              853887107      337    26540 SH       SOLE                    26540
TechTeam Global                COM              878311109      236    19825 SH       SOLE                    19825
Telecom New Zealand            COM              879278208      367    21656 SH       SOLE                    21656
TrustCo Bank                   COM              898349105      413    37755 SH       SOLE                    37755
UST Inc.                       COM              902911106      327     6585 SH       SOLE                     6585
Unilever N.V.                  COM              904784709      242     7848 SH       SOLE                     7848
United Industrial              COM              910671106      479     6360 SH       SOLE                     6360
United Technologies            COM              913017109      772     9589 SH       SOLE                     9589
Verizon Communications         COM              92343V104     1186    26785 SH       SOLE                    26785
Vornado Realty Trust           COM              929042109      397     3635 SH       SOLE                     3635
Wachovia Corp.                 COM              929903102      488     9736 SH       SOLE                     9736
Wal-Mart Stores                COM              931142103      594    13600 SH       SOLE                    13600
Wells Fargo & Co.              COM              949746101      520    14586 SH       SOLE                    14586
Western Union                  COM              959802109      564    26915 SH       SOLE                    26915
Wyeth                          COM              983024100      478    10721 SH       SOLE                    10721
iShr MSCI EAFE                 COM              464287465      291     3520 SH       SOLE                     3520
iShr MSCI Emerging Mkts        COM              464287234      356     2380 SH       SOLE                     2380
iShr MSCI Pacific Ex Japan     COM              464286665      316     1900 SH       SOLE                     1900